Taxes (Details 3) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Deferred tax assets:
Net operating loss carry forwards	$ 1,589,884	$ 1,227,940
Accrued expenses and other	236,245	336,383
Share of investee's loss	7,123
Intangible assets, net		(39,914)
Valuation allowances	(1,630,005)	(1,186,188)
Total deferred tax assets	203,247	338,221
Deferred tax liabilities:
Intangible assets, net	160,911
Share of investee's income	2,252
Total deferred tax liabilities	$ 163,163